Legal Proceedings and Other Contingencies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Case
Pesticide Litigation [Member]
Disclosure Of Legal Proceedings And Other Contingencies [Line Items]
Number of cases pending	35
Climate Change Litigation [Member]
Disclosure Of Legal Proceedings And Other Contingencies [Line Items]
Number of cases pending	9